Equity reserves (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Warrant outstanding, beginning	5,097,550	5,097,550
Warrant outstanding, ending	2,807,883	5,097,550
Weighted average exercise price, outstanding, end of year	$ 4.50	$ 4.50
Stock Option Activity
Statement [Line Items]
Warrant outstanding, beginning	1,603,984	799,826
Warrant outstanding, granted		804,158
Warrant outstanding, forfeited	(68,732)
Warrant outstanding, expired	(187,854)
Warrant outstanding, ending	1,347,398	1,603,984
Warrant exercisable, end of year	1,180,724	800,907
Weighted average exercise price, outstanding, beginning of year	$ 3.71	$ 3.25
Weighted average exercise price, granted	0	4.16
Weighted average exercise price, forfeited	4.16	0
Weighted average exercise price, expired	3.58	0
Weighted average exercise price, outstanding, end of year	3.70	3.71
Weighted average exercise price, Exercisable, end of year	$ 3.64	$ 3.48